UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number      811-09425
                                                        -------------

                    Advantage Advisers Whistler Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code:    212-667-4225
                                                             ----------------

                        Date of fiscal year end:   March 31
                                                 ------------

                    Date of reporting period:   March 31, 2010
                                              ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                       [ADVANTAGE ADVISERS LOGO]

                               ADVANTAGE ADVISERS
                              WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS
                           WITH REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

                        FOR THE YEAR ENDED MARCH 31, 2010

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2010

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1

Statement of Assets, Liabilities and Members' Capital .....................    2

Schedule of Investments ...................................................    3

Statement of Operations ...................................................    5

Statements of Changes in Members' Capital .................................    6

Statement of Cash Flows ...................................................    7

Notes to Financial Statements .............................................    8

Supplemental Information (Unaudited) ......................................   18

Company Management (Unaudited) ............................................   21

[ERNST & YOUNG LOGO]                         ERNST & YOUNG, LLP
                                             5 TIMES SQUARE
                                             New York, New York 10036

                                             Tel: 1-212-773-3000
                                             www.ey.com

             Report of Independent Registered Public Accounting Firm

To the Members of
   Advantage Advisers Whistler Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Whistler Fund, L.L.C. (the "Company"), including the schedule of investments, as of March 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds, as of March 31, 2010, by correspondence with management of the underlying investment funds and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Advantage Advisers Whistler Fund, L.L.C. at March 31, 2010, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

New York, New York
May 26, 2010

                                   A member firm of Ernst & Young Global Limited

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                     MARCH 31, 2010
ASSETS

Investments in investment funds, at fair value (cost $110,441,163)   $  125,194,273
Cash and cash equivalents                                                24,930,289
Receivable for investments sold                                          11,511,449
Interest receivable                                                           1,003
Other assets                                                                 45,212
                                                                     --------------

   TOTAL ASSETS                                                         161,682,226
                                                                     --------------

LIABILITIES

Capital contributions received in advance                                   645,000
Administration fees payable                                                 131,889
Accounting and investor services fees payable                                27,871
Incentive allocation payable                                                  7,276
Custodian fees payable                                                        5,400
Accrued expenses                                                            185,036
                                                                     --------------

   TOTAL LIABILITIES                                                      1,002,472
                                                                     --------------

      MEMBERS' CAPITAL - NET ASSETS                                  $  160,679,754
                                                                     ==============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                            $  145,926,644
Net unrealized appreciation on investments                               14,753,110
                                                                     --------------

   MEMBERS' CAPITAL - NET ASSETS                                     $  160,679,754
                                                                     ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                          FIRST
                                               FIRST                                  % OF      % OF    AVAILABLE
                                            ACQUISITION             MARCH 31, 2010 INVESTMENT MEMBERS'  REDEMPTION
            INVESTMENT FUND****                DATE        COST       FAIR VALUE   FUND HELD  CAPITAL     DATE**      LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
COMMODITY TRADING ADVISOR
   Cipher Composite Fund Limited
      Partnership                            03/01/2004 $ 5,009,484 $    7,059,392      17.81%    4.39%     N/A        Monthly
   Quantitative Global 1X Fund LLC           05/01/2009   6,500,000      6,247,414       7.60     3.89      N/A        Monthly
                                                        ----------------------------------------------
Total Commodity Trading Advisor                          11,509,484     13,306,806                8.28

DISTRESSED SECURITIES
   Harbinger Class L Holdings (U.S.), LLC    01/01/2009      72,868        565,653       0.53     0.35      N/A         *****
   Harbinger Class PE Holdings (U.S.) Trust  01/01/2009     675,329      1,210,027       0.34     0.75      N/A         *****
   Mason Capital, L.P.                       12/01/2009   7,000,000      7,227,325       0.63     4.50  12/31/2010     Annually
                                                        ----------------------------------------------
Total Distressed Securities                               7,748,197      9,003,005                5.60

EVENT DRIVEN
   Brownstone Partners Catalyst Fund, LLC    10/01/2009   7,000,000      7,203,904       6.08     4.48      N/A        Monthly
   Camulos Partners LP                       11/01/2005   2,312,314      1,182,459       1.82     0.74      N/A         *****
   Camulos Partners LP - Side Pocket         05/01/2009   3,759,751      1,004,115       1.55     0.62      N/A         *****
   Castlerigg Partners, L.P. - Special
      Situation                              01/01/2009   1,090,694        837,338       1.81     0.52      N/A         *****
   Lincoln Vale European Partners
      (U.S.) Fund L.P.                       07/01/2007   2,834,097      2,507,362       2.01     1.56      N/A       Semiannually
   Owl Creek II, L.P.                        02/01/2005   5,237,625      9,794,343       0.80     6.10      N/A          *****
   Owl Creek II, L.P. - Side Pocket          05/01/2009     735,989        754,231       0.06     0.47      N/A          *****
   Pentwater Event Fund LLC - Classes
      A and E                                10/01/2007   1,043,290      1,312,643       1.74     0.82      N/A        Annually
   Pentwater Event Fund LLC - Classes
      A1 and E1                              01/01/2009     495,376        603,478       0.80     0.38      N/A          *****
   Viathon Capital Onshore Fund, L.P.        01/01/2008     995,499        438,548       3.96     0.27      N/A       Semiannually
                                                        ---------------------------------------- ------
Total Event Driven                                       25,504,635     25,638,421               15.96

GLOBAL CAPITAL MARKETS ARBITRAGE
   Aristeia Partners, L.P.                   01/01/2001   5,982,515      9,346,391       2.76     5.82      N/A        Quarterly
   Chestnut Fund Ltd. Class - A              04/01/2009     123,860        138,093       0.08     0.09      N/A          *****
   DKR SoundShore Oasis Fund L.P.            07/01/2006   1,351,014      1,431,757      19.00     0.89      N/A          *****
                                                        ----------------------------------------------
Total Global Capital Markets Arbitrage                    7,457,389     10,916,241                6.80

LONG/SHORT EQUITY
   Artis Partners 2X (Institutional), L.P.   01/01/2002   4,798,701     10,867,853       2.38     6.76      N/A        Quarterly
   Bay II Resource Partners, L.P.            01/01/2010   4,000,000      4,186,859       0.53     2.61      N/A        Quarterly
   Cobalt Partners, L.P.                     03/01/2010   4,500,000      4,597,928       0.30     2.86      N/A       Semiannually
   Ecofin General Partner Side Pocket        02/01/2009     630,126        619,573       0.59     0.38      N/A          *****
   Kingdon Associates                        07/01/2004   1,000,000      1,008,982       0.06     0.63      N/A        Quarterly
   Millgate Partners II, L.P.                08/01/2009   7,500,000      7,278,242       1.71     4.53      N/A        Quarterly
   Scopia PX, LLC                            11/01/2009   7,000,000      7,115,496       2.62     4.43  10/31/2010 Monthly/Quarterly
                                                        ----------------------------------------------
Total Long/Short Equity                                  29,428,827     35,674,933               22.20

STRUCTURED CREDIT
   Zais Opportunity Domestic Feeder
     Fund, LP                                11/01/2006   4,537,003      3,133,504       2.73     1.95      N/A       Quarterly
                                                        ----------------------------------------------
Total Structured Credit                                   4,537,003      3,133,504                1.95

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                            FIRST
                                              FIRST                                    % OF       % OF     AVAILABLE
                                            ACQUISITION               MARCH 31, 2010 INVESTMENT MEMBERS'  REDEMPTION
      INVESTMENT FUND****                      DATE           COST      FAIR VALUE   FUND HELD  CAPITAL     DATE**     LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
   Citadel Wellington LLC                    01/01/2005  $  2,840,420 $    4,704,221       0.21%    2.93%     N/A        Quarterly
   Eos Partners, L.P.                        10/01/1999       900,300      1,305,726       0.38     0.81      N/A        Annually
   QVT Associates II Holdings Ltd.           12/01/2009       499,940        570,306       0.07     0.35      N/A          *****
   QVT Associates II LP                      11/01/2006     7,014,968      7,546,405       0.95     4.70      N/A          *****
                                                         -----------------------------------------------
Total Multi-Strategy                                       11,255,628     14,126,658                8.79

OIL AND NATURAL GAS
   AAA Asset Management LP                   05/01/2009     6,500,000      6,294,191       1.66     3.92      N/A         Monthly
                                                         -----------------------------------------------
Total Oil and Natural Gas                                   6,500,000      6,294,191                3.92

REINSURANCE
   Nephila Catastrophe Fund L.P.             06/01/2009     6,500,000      7,100,514       1.83     4.42   05/31/2010    Quarterly
                                                         -----------------------------------------------
Total Reinsurance                                           6,500,000      7,100,514                4.42

                                                         -----------------------------------------------

   TOTAL                                                 $110,441,163 $  125,194,273               77.92%
                                                         -----------------------------------------------

   OTHER ASSETS, LESS LIABILITIES*                                        35,485,481               22.08
                                                                      --------------            --------

   MEMBERS' CAPITAL - NET ASSETS                                      $  160,679,754              100.00%
                                                                      ==============            ========

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[PIE CHART]

Commodity Trading Advisor          10.63%
Distressed Securities               7.19%
Event Driven                       20.48%
Global Capital Markets Arbitrage    8.72%
Long/Short Equity                  28.50%
Structured Credit                   2.50%
Multi-Strategy                     11.28%
Oil and Natural Gas                 5.03%
Reinsurance                         5.67%

* Includes $24,930,289 invested in a PNC Bank Account, which is 15.52% of net assets.

**    From original investment date.

***   Available frequency of redemptions after initial lock-up period.

N/A Initial lock-up period has either expired on or prior to March 31, 2010 or Investment Fund did not have an initial lock-up period.

**** Detailed information about the Investments Funds' portfolio is not available.

***** As of March 31, 2010, this underlying investment fund has notified the Fund of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED
                                                                    MARCH 31, 2010
   INVESTMENT INCOME
      Interest                                                      $        9,194
                                                                    --------------

   EXPENSES
      Administration fees                                                1,569,294
      Accounting and investor services fees                                164,671
      Audit and tax fees                                                   134,700
      Legal fees                                                            68,197
      Insurance expense                                                     52,567
      Board of Managers' fees and expenses                                  48,750
      Custodian fees                                                        20,741
      Printing expense                                                      19,284
      Miscellaneous expenses                                                53,557
                                                                    --------------

         TOTAL EXPENSES                                                  2,131,761
                                                                    --------------

         NET INVESTMENT LOSS                                            (2,122,567)
                                                                    --------------

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
      Net realized loss on investments                                  (4,022,480)
      Net change in unrealized gain/(loss) on investments               32,164,252
                                                                    --------------
         NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS         28,141,772
                                                                    --------------
         NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS   $   26,019,205
                                                                    ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                            SPECIAL
                                                           ADVISORY
                                                            MEMBER        MEMBERS           TOTAL
                                                          ----------   --------------   -------------
MEMBERS' CAPITAL, MARCH 31, 2008                          $       --   $  230,668,435   $ 230,668,435

FROM INVESTMENT ACTIVITIES
   Net investment loss                                            --       (2,635,372)     (2,635,372)
   Net realized gain on investments                               --       29,989,322      29,989,322
   Net change in unrealized gain/(loss) on investments            --      (75,303,733)    (75,303,733)
   Incentive allocation                                      127,933         (127,933)             --
                                                          ----------   --------------   -------------
   NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
      INVESTMENT ACTIVITIES                                  127,933      (48,077,716)    (47,949,783)
                                                          ----------   --------------   -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                          --       30,899,048      30,899,048
   Capital withdrawals                                      (127,933)     (61,873,313)    (62,001,246)
                                                          ----------   --------------   -------------
   NET DECREASE IN MEMBERS' CAPITAL DERIVED
      FROM CAPITAL TRANSACTIONS                             (127,933)     (30,974,265)    (31,102,198)
                                                          ----------   --------------   -------------

MEMBERS' CAPITAL, MARCH 31, 2009                          $       --   $  151,616,454   $ 151,616,454
                                                          ==========   ==============   =============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                            --       (2,122,567)     (2,122,567)
   Net realized loss on investments                               --       (4,022,480)     (4,022,480)
   Net change in unrealized gain/(loss) on investments            --       32,164,252      32,164,252
   Incentive allocation                                       72,759          (72,759)             --
                                                          ----------   --------------   -------------
   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
      INVESTMENT ACTIVITIES                                   72,759       25,946,446      26,019,205
                                                          ----------   --------------   -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                          --       12,344,068      12,344,068
   Capital withdrawals                                       (72,759)     (29,227,214)    (29,299,973)
                                                          ----------   --------------   -------------
   NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
      CAPITAL TRANSACTIONS                                   (72,759)     (16,883,146)    (16,955,905)
                                                          ----------   --------------   -------------

MEMBERS' CAPITAL MARCH 31, 2010                           $       --   $  160,679,754   $ 160,679,754
                                                          ==========   ==============   =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                 MARCH 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' capital derived from operations         $   26,019,205
Adjustments to reconcile net increase in members' capital
   derived from operations to net cash provided by operating
   activities:
   Net realized loss on investments                                   4,022,480
   Net change in unrealized (gain)/loss on investments              (32,164,252)
   Purchases of investment funds                                    (61,200,000)
   Proceeds from redemptions from investment funds                   77,643,740
   Decrease in receivable for investments sold                       17,273,346
   Increase in interest receivable                                        (639)
   Decrease in other assets                                              10,700
   Increase in incentive allocation payable                                 404
   Increase in administration fees payable                                7,139
   Increase in accounting and investor services fees payable              2,058
   Decrease in custodian fees payable                                        (1)
   Increase in accrued expenses                                          23,909
                                                                 --------------

   NET CASH PROVIDED BY OPERATING ACTIVITIES                         31,638,089
                                                                 --------------

CASH FLOWS FROM FINANCING ACTIVITIES

   Capital contributions                                             12,871,068
   Capital withdrawals                                              (29,299,973)
                                                                 --------------

   NET CASH USED IN FINANCING ACTIVITIES                            (16,428,905)
                                                                 --------------

NET CHANGE IN CASH AND CASH EQUIVALENTS                              15,209,184
   Cash and cash equivalents at beginning of year                     9,721,105
                                                                 --------------
   Cash and cash equivalents at end of year                      $   24,930,289
                                                                 ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2010
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

      Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently six members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

      The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

      Generally, except as provided under applicable law, persons who purchase interests ("Members") shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles (hereafter referred to as "Authoritative Guidance"). The preparation of financial statements in conformity with Authoritative Guidance requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      In June 2009, the Financial Accounting Standards Board (the "FASB") issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the Securities and Exchange Commission (the "SEC") and its staff. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Company adopted the standard effective September 30, 2009. The adoption did not have a material effect on the Company's financial statements.

      A. PORTFOLIO VALUATION

      Net asset value of the Company is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The Company's investments in unregistered investment partnerships and in other registered investment companies (collectively, "Investment Funds") are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Company's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Company's valuation procedures requires the Adviser to consider all relevant information available at the time the Company values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with Authoritative Guidance, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Board of Managers will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Investments).

      In June 2009, the Company adopted new accounting guidance to determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets and liabilities) and identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. The guidance also expands the disclosures of fair value measurements in the financial statements. Adoption of this guidance did not have a material impact on the Company's members' capital or results of operations.

      In September 2009, the FASB issued new accounting guidance, "Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)", which provides guidance about using net asset value to measure the fair value of interests in certain investment funds and requires additional disclosures about interests in investment funds. The Company adopted this

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. PORTFOLIO VALUATION (CONTINUED)

      guidance during the year ended March 31, 2010. Since the Company's current fair value measurement policies are consistent with such guidance, its adoption did not affect the Company's financial position, results of operations or cash flows.

      During the year ended March 31, 2010, the Company followed Authoritative Guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value, as described below.

      Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

      Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

      The following is a summary of the inputs used as of March 31, 2010, in valuing the Company's investments at fair value:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                  LEVEL 2              LEVEL 3
                                                       TOTAL FAIR VALUE AT      LEVEL 1      OTHER SIGNIFICANT    OTHER SIGNIFICANT
      DESCRIPTION                                         MARCH 31, 2010     QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
      ------------------------------------------------------------------------------------------------------------------------------
      Commodity Trading Advisor                        $        13,306,806   $          --   $              --   $        13,306,806
      Distressed Securities                                      9,003,005              --                  --             9,003,005
      Event Driven                                              25,638,421              --                  --            25,638,421
      Global Capital Markets Arbitrage                          10,916,241              --                  --            10,916,241
      Long/Short Equity                                         35,674,933              --                  --            35,674,933
      Structured Credit                                          3,133,504              --                  --             3,133,504
      Multi-Strategy                                            14,126,658              --                  --            14,126,658
      Oil and Natural Gas                                        6,294,191              --                  --             6,294,191
      Reinsurance                                                7,100,514              --                  --             7,100,514
      ------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                $       125,194,273   $          --   $              --   $       125,194,273
      ------------------------------------------------------------------------------------------------------------------------------

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. PORTFOLIO VALUATION (CONTINUED)

      Authoritative Guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                      CHANGE IN
                                                                      UNREALIZED                      TRANSFERS IN
                                   BALANCE AS OF    REALIZED GAIN/   APPRECIATION/   NET PURCHASES/   AND/OR OUT OF   BALANCE AS OF
      DESCRIPTION                  MARCH 31, 2009       (LOSS)       DEPRECIATION       (SALES)          LEVEL 3      MARCH 31, 2010
      ------------------------------------------------------------------------------------------------------------------------------
      Commodity Trading
         Advisor                   $    6,049,034   $           --   $    (242,228)  $    7,500,000   $          --   $   13,306,806
      Distressed Securities             2,236,979          679,672         130,573        5,955,781              --        9,003,005
      Event Driven                     37,180,620       (6,466,215)     15,079,753      (20,155,737)             --       25,638,421
      Global Capital Markets
         Arbitrage                     15,693,207          524,554       3,445,807       (8,747,327)             --       10,916,241
      Long/Short Equity                31,742,511        1,100,202       5,020,940       (2,188,720)             --       35,674,933
      Structured Credit                 2,546,891       (1,872,627)      5,649,610       (3,190,370)             --        3,133,504
      Multi-Strategy                   18,046,999        2,026,041       2,685,092       (8,631,474)             --       14,126,658
      Oil and Natural Gas                      --               --        (205,809)       6,500,000              --        6,294,191
      Reinsurance                              --               --         600,514        6,500,000              --        7,100,514
      ------------------------------------------------------------------------------------------------------------------------------
      Total                        $  113,496,241   $   (4,008,373)  $  32,164,252   $  (16,457,847)  $          --   $  125,194,273
      ------------------------------------------------------------------------------------------------------------------------------

      Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2010 is $28,777,250.

      The following is a summary of the investment strategies, their redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Company as of March 31, 2010. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of March 31, 2010.

      COMMODITY TRADING ADVISOR

      The Investment Funds in the commodity trading advisor strategy seek to achieve capital appreciation through trading of commodity and financial futures and forward contracts and related options thereon on U.S. and non-U.S. exchanges and markets. The Investment Funds within this strategy are generally subject to a 3 to 10 day redemption notice period and can be redeemed with no restrictions as of March 31, 2010.

      DISTRESSED SECURITIES

      The Investment Funds in the distressed securities strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. The Investment Funds within this strategy are generally subject to a 45 to 60 day redemption notice period. Investment Funds representing approximately 21 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 79 percent of the Investment Funds can be redeemed with no restrictions as of March 31, 2010.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. PORTFOLIO VALUATION (CONTINUED)

      EVENT DRIVEN

      The Investment Funds in the event driven strategy generally focus on an event or a catalyst that will move an equity price, an equity spread, a credit spread, or an implied volatility spread. The Investment Funds within this strategy are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 19 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 81 percent of the Investment Funds can be redeemed subject to a 25 percent gate (35 percent), a 20 percent gate (10 percent), a 10 percent gate (3 percent), a 7 percent gate (5 percent), and with no gates (28 percent).

      GLOBAL CAPITAL MARKETS ARBITRAGE

      The Investment Funds in the global capital markets arbitrage strategy focus primarily on convertible arbitrage and debt, generally by utilizing a bottoms-up, value-oriented investment style. The Investment Funds within this strategy are generally subject to a 60 day redemption notice period. Investment Funds representing approximately 4 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 96 percent of the Investment Funds can be redeemed subject to a 12.5 percent gate (86 percent) and a 15 percent gate (10 percent).

      LONG/SHORT EQUITY

      The Investment Funds in the long/short equity strategy seek above-average long-term capital appreciation with below average levels of risk through investments in equity securities using both long and short positions. The Investment Funds within this strategy are generally subject to a 30 to 90 day redemption notice period. Investment Funds representing approximately 4 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 96 percent of the Investment Funds can be redeemed without restrictions (64 percent) and subject to a 20 percent gate (32 percent).

      STRUCTURED CREDIT

      The Investment Fund in the structured credit strategy strives to achieve above average total return within the structured credit markets regardless of market conditions or general direction of interest rates. The Investment Fund within this strategy is generally subject to a 90 day redemption notice period. Approximately 20 percent of the investment fund within this strategy is subject to side pocket and illiquid investments. The remaining approximately 80 percent of the investment can be redeemed subject to a 15 percent gate.

      MULTI-STRATEGY

      The Investment Funds in this strategy strive to generate attractive risk-adjusted returns across all market environments by dynamically allocating capital to several investment strategies across asset classes and geographies. The Investment Funds within this strategy are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 20

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. PORTFOLIO VALUATION (CONTINUED)

      MULTI-STRATEGY (CONTINUED)

      percent of the fair value of the investments in this strategy are illiquid investments. The remaining approximately 80 percent of the Investment Funds can be redeemed subject to a 10 percent gate (52 percent) and a 3 percent gate (28 percent).

      OIL AND NATURAL GAS

      The Investment Fund in the oil and natural gas strategy seeks to achieve capital appreciation primarily through the speculative trading of commodity interests. The Investment Fund within this strategy is generally subject to a 15 day redemption notice period and can be redeemed subject to a 25 percent gate.

      REINSURANCE

      The Investment Fund in the reinsurance strategy is based on the investment return of various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to property insurance risk. The Investment Fund within this strategy is generally subject to a 90 day redemption notice period. The Investment Fund has a one year lockup expiring on May 31, 2010, and can be redeemed subject to a 25 percent gate.

      A detailed depiction of each investment in the portfolio by investment strategy, including their liquidity, can be found in the Schedule of Investments.

      B. REVENUE AND EXPENSE RECOGNITION

      Investment transactions are recorded on a trade date basis. Interest income and expenses are recorded on the accrual basis. Realized gains and losses are accounted for on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption.

      C. CASH AND CASH EQUIVALENTS

      The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At March 31, 2010, the Company held $24,930,289 in cash and cash equivalents at PNC Bank.

      D. INCOME TAXES

      No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      D. INCOME TAXES (CONTINUED)

      The Company has reclassified $2,122,567 from accumulated net investment loss and $4,022,480 from accumulated net realized loss on investments, respectively, to net capital contributions during the year ended March 31, 2010. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      In accordance with authoritative guidance, management has analyzed the Company's tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007-2010), and has concluded that no provision for income tax is required in the Company's financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits within country tax expense in the Statement of Operations. During the period, the Company did not incur any interest or penalties.

3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

      Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

      Net profit or net losses of the Company for each fiscal period is allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account; as defined below) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. The Special Advisory Account is a non-voting special account held by the Adviser solely for the purpose of receiving Incentive Allocation, as defined below. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an "Incentive Allocation") shall be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser's status as the "Special Advisory Member" is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. For the calendar year ended December 31, 2009, an Incentive Allocation in the amount of $72,759 was credited to the Special Advisory Account. Based upon the profits for the period from January 1, 2010 through March 31, 2010, the additional Incentive Allocation that would be credited to the special advisory account is $22,882. However, this amount has not been reallocated to the Special Advisory Account in view of the agreement not to assess the Incentive Allocation as of the last day of the fiscal year.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act (collectively, the "Independent Managers"), receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      PFPC Trust Company serves as custodian of the Company's assets.

      PNC Global Investment Servicing Inc. ("PNC") serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PNC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

      Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $52,483 for the year ended March 31, 2010.

4.    INDEMNIFICATIONS

      The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.    INVESTMENTS

      Aggregate purchases and proceeds from sales of Investment Funds for the year ended March 31, 2010, amounted to $61,200,000 and $77,643,740, respectively. At March 31, 2010, the cost of investments for Federal income tax purposes was estimated at $166,823,727. For Federal income tax purposes, at March 31, 2010, accumulated net unrealized depreciation on investments was $41,629,454 consisting of $6,578,374 gross unrealized appreciation and $48,207,828 gross unrealized depreciation.

      Complete information about the Fund's pro-rata portion of the underlying investments held by the Investment Funds is not readily available. Therefore it is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund's proportionate share exceeded 5% of the Fund's members' capital at March 31, 2010.

      Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

5.    INVESTMENTS (CONTINUED)

      To meet its obligations associated with various liabilities, the Company generally redeems from its investments in Investment Funds. However, the Company's investments in the investment funds may only be redeemed on a limited basis in accordance with the respective investment fund's offering memorandum. As a result, the Company may not be able to liquidate some of its investments in a timely manner to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any particular Investment Fund.

      In addition, the advisors of the underlying Investment Funds may, at their discretion, transfer a portion of the Company's investment into share classes where liquidity terms are directed by the advisor in accordance with the respective Investment Fund's offering memorandum, commonly referred to as side pocket share classes. These side pocket share classes may have restricted liquidity and prohibit the Company from fully liquidating its investments without delay. The Adviser attempts to determine the Investment Fund's strategy on side pockets prior to making an allocation to the Investment Fund through its due diligence process. However, no assurance can be given on whether or not the Investment Fund will implement side pockets during the investment period. The advisors of the Investment Funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity which could impact the Company's ability to meet shareholder redemptions. As of March 31, 2010, approximately $12,000,000 or 7.5% of net assets were considered illiquid by the Company.

      During the year ended March 31, 2010, certain of the Company's Investment Funds had liquidity exposure related to the bankruptcy of Lehman Brothers Holdings, Inc. and its subsidiaries ("Lehman"). The exposure is based on estimates of the recovery value of the Investment Fund's assets currently held at Lehman and/or amounts owed to the Investment Funds by Lehman. These estimates are based on information received from the majority, but not all, of the advisors, and the Company has no way of independently verifying or otherwise confirming the accuracy of the information provided. As a result, there can be no guarantee that such estimates are accurate. There is significant uncertainty with respect to the ultimate outcome of the Lehman insolvency proceedings and, therefore, the amounts ultimately recovered from Lehman could be different than such estimates. Based on the information received, the gross exposure to Lehman did not materially affect the Company's members' capital.

6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these Investment Funds is limited to the value of these investments reported by the Company. The Investment Funds provide for periodic redemptions ranging from monthly to annually.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2010 (CONCLUDED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

      The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

7.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average members' capital - net assets and other supplemental information for the periods indicated:

                                                                                            YEARS ENDED MARCH 31,
                                                                            2010        2009        2008        2007        2006
                                                                         -----------------------------------------------------------
Members' capital - net assets, end of  period (000s)                     $ 160,680   $ 151,616   $ 230,668   $ 152,948   $ 124,072
Ratio of net investment loss to average members' capital - net assets*       (1.34%)     (1.40%)     (1.36%)     (1.46%)     (1.58%)
Ratio of expenses to average members' capital - net assets*                   1.34%       1.44%       1.40%       1.58%       1.66%
Ratio of incentive allocation to average members' capital - net assets        0.05%       0.07%       1.29%       1.34%       0.58%
Total return - gross**                                                       18.03%     (22.69%)      7.48%      13.71%      12.95%
Total return - net**                                                         17.97%     (22.69%)      5.93%      12.30%      11.66%
Portfolio turnover rate                                                      46.48%       2.73%      18.24%      36.78%      22.15%
Average debt ratio                                                            0.00%       0.00%       0.52%       0.00%       0.42%

* The ratios do not include net investment income or expenses of the underlying Investment Funds. The ratios do not reflect the effect of the Incentive Allocation to the Special Advisory Account.

** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of Incentive Allocation to the Special Advisory Account, if any.

8.    SUBSEQUENT EVENTS

      Management has evaluated the impact of all subsequent events on the Company through May 26, 2010, the date the financial statements were issued. Management has determined that there are no material events requiring additional disclosure in the financial statements through this date except as disclosed below:

      The Company received initial and additional capital contributions from Members of $1,928,684.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.    PORTFOLIO HOLDINGS

      The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

      A copy of (1) the Company's policies and procedures with respect to the voting of proxies relating to the Company's Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the SEC's website at http://www.sec.gov.

III.  APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At a meeting held on March 24, 2010, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser.

      In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and
      (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

      In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management, compliance, regulatory, risk management, administration, accounting, infrastructure and investor services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

      The Independent Managers also considered various matters, including:
      Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third party service providers; the Company's investment performance and the profitability of the Adviser attributable to providing services to the Company, among other matters.

      Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

      The Board also reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Board was that during the past year the investment performance of the Company was competitive with its peers. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

      The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and 10% incentive allocation -- were at the mid-to-lower end of fees charged for similar products. In this regard, the Board reviewed a comparison of the Company's fees to those of comparable registered funds, and concluded that the Company's fees are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including management fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing various investor services. The Board noted that the Adviser had not realized significant profits during the previous year from its relationship with the Company but continues to be willing to manage the Company. The Adviser reviewed with the Board the methodology used to estimate the costs and profits of the Adviser, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer.

      With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that economies of scale are not being realized at the current asset levels.

      Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
      Managers:

            1. the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

            2. the fees to be paid to the Adviser and Oppenheimer are reasonable and appropriate in light of both comparative fee information and benefits to be derived by the Adviser and Oppenheimer from their relationships with the Company;

            3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Company had exceeded in the past, and may exceed in the future, the fees payable by the Company;

            4. in light of the generally steady level of company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

            5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                 TERM OF OFFICE                                                                         FUND COMPLEX
NAME, AGE, ADDRESS AND           AND LENGTH OF                PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS              OVERSEEN BY
POSITION(S) WITH THE COMPANY      TIME SERVED                     OTHER DIRECTORSHIPS HELD BY MANAGERS                   MANAGERS
----------------------------   ------------------    -------------------------------------------------------------------------------
Jesse H. Ausubel, 59             Indefinite;         Director, Program for the Human Environment and Senior                 3
c/o Oppenheimer Asset               Since            Research Associate, The Rockefeller University (1993 to
Management Inc.                    May 1999          present); Director, Richard Lounshery Foundation (1998 to
200 Park Avenue                                      present); Program Director, Alfred P. Sloan Foundation (1994
New York, NY 10116                                   to present); Adjunct Scientist, Woods Hole Oceanographic
Manager                                              Institution (1990 to present). Mr. Ausubel is a Manager of
                                                     Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers
                                                     Xanthus Fund, L.L.C., which are affiliates.

Lawrence Becker, 55              Indefinite;         Private investor in real estate investment management                  3
c/o Oppenheimer Asset               Since            concerns. From February 2000 through June 2003, he was
Management Inc.                 October 2003         V.P.--Controller/Treasurer for National Financial Partners,
200 Park Avenue                                      which specializes in financial services distribution. Prior to
New York, NY 10166                                   that, Mr. Becker was a Managing Director--Controller/Treasurer
Manager                                              of Oppenheimer Capital and its Quest for Value Funds.
                                                     (Oppenheimer Capital is not affiliated with Oppenheimer Asset
                                                     Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers Fund, Inc. and The India Fund
                                                     Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C. and
                                                     Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

James E. Buck, 74                Indefinite;         Retired in 2002 as Senior Vice President and Corporate                 3
c/o Oppenheimer Asset               since            Secretary of the New York Stock Exchange, Inc. (the
Management Inc.                   April 2003         "Exchange") and the subsidiaries of the Exchange, including
200 Park Avenue                                      the NYSE Foundation. Mr. Buck is a Manager of Advantage
New York, NY 10116                                   Advisers Augusta Fund, L.L.C. and Advantage Advisers Xanthus
Manager                                              Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               TERM OF OFFICE                                                                          FUND COMPLEX
NAME, AGE, ADDRESS AND         AND LENGTH OF                   PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS             OVERSEEN BY
POSITION(S) WITH THE COMPANY    TIME SERVED                        OTHER DIRECTORSHIPS HELD BY MANAGERS                   MANAGERS
----------------------------   --------------        -------------------------------------------------------------------------------
Luis Rubio, 55                  Indefinite;          President of Centro de Investigacion Para el Desarrollo, A.C.          3
c/o Oppenheimer Asset              Since             (Center of Research Development) (2000 to present) and
Management Inc.                   May 2003           Director of same (1984 - 2000); Adjunct Fellow of the Center
200 Park Avenue                                      for Strategic and International Studies; Director of The Asia
New York, NY 10166                                   Tigers Fund, Inc. and The India Fund, Inc.; Manager of
Manager                                              Advantage Advisers Augusta Fund, L.L.C., and Advantage
                                                     Advisers Xanthus Fund, L.L.C., which are affiliates; Director of Empresas Ica SA de CV, a Mexican construction company
                                                     (since 2006).

Janet L. Schinderman, 59        Indefinite;          Education consultant specializing in international relations,          3
c/o Oppenheimer Asset              Since             board management and initiating special projects. Associate
Management Inc.                   May 2003           Dean for Special Projects and Secretary to the Board of
200 Park Avenue                                      Overseers at Columbia Business School from 1990 until June
New York, NY 10166                                   2006; Manager of Advantage Advisers Augusta Fund, L.L.C. and
Manager                                              Advantage Advisers Xanthus Fund L.L.C., which are affiliates.
                                                     Independent director for two registered investment companies advised by The Central Park Group.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

INTERESTED MANAGER

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                 TERM OF OFFICE                                                                         FUND COMPLEX
NAME, AGE, ADDRESS AND           AND LENGTH OF                PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS              OVERSEEN BY
POSITION(S) WITH THE COMPANY      TIME SERVED                     OTHER DIRECTORSHIPS HELD BY MANAGERS                    MANAGERS
----------------------------   ------------------    -------------------------------------------------------------------------------
Bryan McKigney,* 52,              Indefinite;        Mr. McKigney is a Senior Managing Director and the Chief                3
c/o Oppenheimer Asset            Manager since       Administrative Officer of Oppenheimer Asset Management Inc. He
Management Inc.                December 1, 2004;     has been in the financial services industry since 1981 and has
200 Park Avenue                  President and       held various management positions at Canadian Imperial Bank of
New York, NY 10166                 CEO since         Commerce (1993 - 2003) and the Chase Manhattan Bank N.A. (1981
Manager, President, CEO        September 23, 2004    - 1993). He serves as Manager of Advantage Advisers Augusta
                                                     Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C.,
                                                     which are affiliates.

COMPANY OFFICERS

In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Stephen C. Beach, 57               Indefinite;       Since February 2005, Mr. Beach has been the Chief Compliance Officer for
Chief Compliance Officer              Since          Oppenheimer Asset Management Inc. Prior to that, he had his own law firm with
                                  March 18, 2005     a focus on mutual funds, Investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple
                                                     University School of Law during the period 1999 - 2001.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

COMPANY OFFICERS

                                 TERM OF OFFICE
NAME, AGE, ADDRESS (1) AND        AND LENGTH OF                              PRINCIPAL OCCUPATIONS(S)
POSITION(S) WITH THE COMPANY       TIME SERVED                                 DURING PAST 5 YEARS
----------------------------   ------------------    ------------------------------------------------------------------------------
Vineet Bhalla, 50                  Indefinite;       Mr. Bhalla has been a Senior Director at Oppenheimer Asset Management Inc.
Chief Financial Officer               Since          since May 2005. From July 2002 to May 2005, he was an Assistant Vice President
                                  July 27, 2005      at Zurich Capital Markets Inc., a Director of the Client Service Group at
                                                     GlobeOp Financial Services, and a Senior Consultant at Capital Markets
                                                     Company. Prior to that, he was a Vice President at Blackrock Financial
                                                     Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He
                                                     graduated with an MBA from Saint Mary's University, Halifax, Canada in 1986.

Deborah Kaback, 58                 Indefinite;       Ms. Kaback has been a Managing Director at Oppenheimer Asset Management Inc.
Chief Legal Officer and               Since          since June 2003. She was Executive Director of CIBC World Markets Corp. from
Vice President                    July 23, 2003      July 2001 through June 2003. Prior to that, she was Vice-President and Senior
                                                     Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at
                                                     Oppenheimer Capital from April 1989 through November 1999.

Bryan McKigney, 52             Indefinite term for   Mr. McKigney is a Senior Managing Director and the Chief Administrative
President, CEO, and Manager     President and CEO;   Officer of Oppenheimer Asset Management Inc. He has been in the financial
                                      Since          services industry since 1981 and has held various management positions at
                               September 23, 2004.   Canadian Imperial Bank of Commerce (1993 - 2003) and the Chase Manhattan Bank
                               Indefinite term for   N.A. (1981 - 1993). He serves as Manager of Advantage Advisers Augusta Fund,
                                  Manager; since     L.L.C., Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                December 1, 2004;    Xanthus Fund, L.L.C., which are affiliates.

* "Interested Person" of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1) The address of each officer is c/o Oppenheimer Asset Management, 125 Broad Street, 14th Floor, New York, New York 10004.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge upon request to the registrant at its address at 200 Park Avenue, New York, NY 10166.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $91,200 for 2009 and $91,200 for 2010. Such audit fees include fees associated with the annual audits and fees for providing a report on Form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2009 and $4,500 for 2010. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual statements.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2009 and $0 for 2010.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2010. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment advisers (not including any sub-adviser whose role is primarily portfolio management and is sub contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

  (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X because such services were pre-approved.

     (f) Not applicable

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $239,369 for 2009 and $131,780 for 2010.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.
                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.
                  ADVANTAGE ADVISERS AUGUSTA MANAGEMENT, L.L.C
                  ADVANTAGE ADVISERS CATALYST MANAGEMENT, L.P.



                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

   CHAPTER 1 BOARD OF DIRECTORS
   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                        6
   -----------------------------------------------------------------------------
   CHAIRMAN & CEO ARE THE SAME PERSON                                          7
   -----------------------------------------------------------------------------
   INDEPENDENCE OF DIRECTORS                                                   8
   -----------------------------------------------------------------------------
   STOCK OWENERSHIP REQUEST                                                    9
   -----------------------------------------------------------------------------
   CHARITABLE CONTRIBUTIONS                                                   10
   -----------------------------------------------------------------------------
   DIRECTOR AND OFFICER INDEMNIFICATION  AND LIABILITY PROTECTION             11
   -----------------------------------------------------------------------------
   VOTE RECOMMENDATION                                                        12
   -----------------------------------------------------------------------------
   SIZE OF THE BOARD                                                          13
   -----------------------------------------------------------------------------
   VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                         14
   -----------------------------------------------------------------------------
   TERM OF OFFICE                                                             15
   -----------------------------------------------------------------------------
   COMPENSATION DISCLOSURE                                                    16
   -----------------------------------------------------------------------------

   CHAPTER 2 AUDITORS                                                         17
   -----------------------------------------------------------------------------
   RATIFYING AUDITORS                                                        18
   -----------------------------------------------------------------------------

   CHAPTER 3 TENDER OFFER DEFENSES                                            19
   -----------------------------------------------------------------------------
   POISON PILLS                                                               20
   -----------------------------------------------------------------------------
   GREENMAIL                                                                  21
   -----------------------------------------------------------------------------
   SUPERMAJORITY VOTE                                                         22
   -----------------------------------------------------------------------------

   CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                              23
   -----------------------------------------------------------------------------
   CHANGING CORPORATE NAME                                                    24
   -----------------------------------------------------------------------------
   REINCORPORATION                                                            25
   -----------------------------------------------------------------------------

   CHAPTER 5 PROXY CONTEST DEFENSES                                           26
   -----------------------------------------------------------------------------
   BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                            27
   -----------------------------------------------------------------------------
   CUMULATIVE VOTING                                                          28
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                              29
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                           30
   -----------------------------------------------------------------------------

   CHAPTER 6 MISCELLANEOUS CORPORATE
   -----------------------------------------------------------------------------
   GOVERNANCE  PROVISIONS                                                     31
   -----------------------------------------------------------------------------
   CONFIDENTIAL VOTING                                                        32
   -----------------------------------------------------------------------------
   SHAREHOLDER ADVISORY COMMITTEES                                            33
   -----------------------------------------------------------------------------
   FOREIGN CORPORATE MATTERS                                                  34
   -----------------------------------------------------------------------------
   GOVERNMENT SERVICE LIST                                                    35
   -----------------------------------------------------------------------------

   CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                  36
   -----------------------------------------------------------------------------
   ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                         37
   -----------------------------------------------------------------------------
   NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                     38
   -----------------------------------------------------------------------------
   MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES              39
   -----------------------------------------------------------------------------
   EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                              40
   -----------------------------------------------------------------------------
   ANIMAL RIGHTS                                                              41
   -----------------------------------------------------------------------------

   CHAPTER 8 CAPITAL STRUCTURE                                                42
   -----------------------------------------------------------------------------
   COMMON STOCK AUTHORIZATION                                                 43
   -----------------------------------------------------------------------------
   BLANK CHECK PREFERRED STOCK                                                44
   -----------------------------------------------------------------------------
   PREEMPTIVE  RIGHTS                                                         45
   -----------------------------------------------------------------------------
   STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                   46
   -----------------------------------------------------------------------------
   REVERSE STOCK SPLITS                                                       47
   -----------------------------------------------------------------------------
   ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                   48
   -----------------------------------------------------------------------------
   DEBT RESTRUCTURING                                                         49
   -----------------------------------------------------------------------------

   CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                              50
   -----------------------------------------------------------------------------
   DIRECTOR COMPENSATION                                                      51
   -----------------------------------------------------------------------------

   SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                   52
   -----------------------------------------------------------------------------
   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                     53
   -----------------------------------------------------------------------------
   OPTIONS EXPENSING                                                          54
   -----------------------------------------------------------------------------
   GOLDEN PARACHUTES                                                          55
   -----------------------------------------------------------------------------
   PROPOSAL TO BAN GOLDEN PARACHUTES                                          56
   -----------------------------------------------------------------------------
   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                 57
   -----------------------------------------------------------------------------

   CHAPTER 10  STATE OF INCORPORATION                                         58
   -----------------------------------------------------------------------------
   CONTROL SHARE ACQUISITION STATUTES                                         59
   -----------------------------------------------------------------------------
   OPT-OUT OF STATE TAKEOVER STATUTES                                         60
   -----------------------------------------------------------------------------
   CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS              61
   -----------------------------------------------------------------------------
   CHAPTER 11 CONFLICT OF INTEREST                                            62
   -----------------------------------------------------------------------------
   CONFLICTS                                                                  63
   -----------------------------------------------------------------------------
   CONFLICTS CONT'D                                                           64
   -----------------------------------------------------------------------------

   CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE & PROXY MANAGERS                 65
   -----------------------------------------------------------------------------
   CORPORATE GOVERNANCE COMMITTEE                                             66
   -----------------------------------------------------------------------------
   PROXY MANAGERS                                                             67
   -----------------------------------------------------------------------------

   CHAPTER 13 SPECIAL ISSUES WITH VOTING FOREIGN PROXIES                      68
   -----------------------------------------------------------------------------
   SPECIAL ISSUES                                                             69
   -----------------------------------------------------------------------------

   CHAPTER 14 RECORD KEEPING                                                  70
   -----------------------------------------------------------------------------
   RECORD KEEPING                                                             71
   -----------------------------------------------------------------------------

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Advantage Advisers Augusta Management, L.L.C., Advantage Advisers Catalyst Management, L.P., Oppenheimer Emerging Markets Management, L.L.C., Oppenheimer Horizon management, L.L.C., Oppenheimer Institutional Horizon Management, L.L.C., and Oppenheimer Value Partners, L.P. (collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                            IN UNCONTESTED ELECTIONS

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.

In each analysis of an uncontested election of directors you should review:
     a)   Company performance
     b)   Composition of the board and key board committees
     c)   Attendance at board meetings
     d)   Corporate governance provisions and takeover activity

We may also consider:
     a)   Board decisions concerning executive compensation
     b)   Number of other board seats held by the nominee
     c)   Interlocking directorships

VOTE RECOMMENDATION

                                       It is our policy to vote IN FAVOR
                                       of the candidates  proposed by the board.

We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON

     Shareholders may propose that different persons hold the positions of the chairman and the CEO.

     We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS

     Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.

VOTE RECOMMENDATION

                              It is our policy to vote FOR proposals requesting that a majority of the Board be independent and that the audit, compensation and nominating committees of the board include only independent directors.

STOCK OWNERSHIP REQUIREMENTS

         Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals that
                                          require director stock ownership

                            CHARITABLE CONTRIBUTIONS

          Charitable contributions by companies are generally useful for assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.

VOTE RECOMMENDATION

                                          (Shareholders Proposals)
                                          Vote AGAINST proposals regarding
                                          charitable contribution.

          Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                            AND LIABILITY PROTECTION

          These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.

          When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals that eliminate
                                          entirely director and officers'
                                          liability for monetary damages for
                                          violating the duty of care.

                                          Vote AGAINST indemnification proposals
                                          that would expand coverage beyond just
                                          legal expenses to acts, such as
                                          negligence, that are more serious
                                          violations of fiduciary obligations
                                          than mere carelessness.

                                          Vote FOR only those proposals
                                          providing such expanded coverage in
                                          cases when a director's or officer's
                                          legal defense was unsuccessful if:
                                          a) the director was found to have
                                          acted in good faith, and b) only if
                                          the director's legal expenses would be
                                          covered.

The following factors should be considered:

     1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

     2. Attracting and retaining the most qualified directors enhances shareholder value.

                            SIZE OF THE BOARD

         Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.


VOTE RECOMMENDATION

                                          Vote FOR the board's
                                          recommendation to increase or
                                          decrease the size of the board.

The following factors should be considered:

     1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

     2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis.

The following factors are considered:

     1.   management's track record
     2.   background to the proxy contest
     3.   qualifications of director nominees

                                 TERM OF OFFICE

This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.

VOTE RECOMMENDATION

                                          Vote AGAINST shareholder
                                          proposals to limit the tenure of
                                          outside directors.

The following factors should be considered:

         1. An experienced director should not be disqualified because he or she has served a certain number of years.

         2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.

         3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE

These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.

VOTE RECOMMENDATION

                                          (shareholders policy)
                                          Vote AGAINST these proposals that
                                          require disclosure, unless we have
                                          reason to believe that mandated
                                          disclosures are insufficient to give
                                          an accurate and meaningful account of
                                          senior management compensation.

The following factors should be considered:

         1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.

         2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.

         3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.


VOTE RECOMMENDATION

                                          Vote FOR proposal to ratify auditors.


The following factors should be considered:

         1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.

         2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

         3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS

Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.

A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.

VOTE RECOMMENDATION

                                          Vote FOR shareholder proposals
                                          asking that a company submit its
                                          poison pill for shareholder
                                          ratification.

                                          Vote on a CASE-BY-CASE basis
                                          regarding shareholder proposals to
                                          redeem a company's poison pill.

                                          Vote on a CASE-BY-CASE basis
                                          regarding management proposals to
                                          ratify a poison pill.

                                    GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company.

Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.

Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.

VOTE RECOMMENDATION

                                          Vote FOR proposals to adopt anti
                                          Greenmail or bylaw amendments or
                                          otherwise restrict a company's
                                          ability to make Greenmail payments

                                          Vote on a CASE-BY-CASE basis
                                          regarding anti-Greenmail proposals
                                          when they are bundled with other
                                          charter or bylaw amendments.

The following factors should be considered:

         1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.

VOTE RECOMMENDATIONS

                                          Vote AGAINST management
                                          proposals to require a Supermajority
                                          shareholder vote to approve mergers
                                          and other significant business
                                          combinations.

                                          Vote FOR shareholder proposals to
                                          lower Supermajority vote
                                          requirements for mergers and other
                                          significant business combinations.

The following factors should be considered:

         1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.

         2. Supermajority vote may make action all but impossible.

         3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME

This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.

VOTE RECOMMENDATION

                                          Vote FOR changing the corporate
                                          name.

The following factors should be considered:

         1. A name of a corporation symbolizes its substance.

         2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.

         3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION

These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.

VOTE RECOMMENDATION

                                          Vote on a CASE-BY-CASE basis,
                                          carefully reviewing the new state's
                                          laws and any significant changes the
                                          company makes in its charter and
                                          by-laws.

The following factors should be considered:

     1. The board is in the best position to determine the company's need to incorporate.

     2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

     3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.

Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.

VOTE RECOMMENDATIONS

                                          Vote AGAINST proposals to classify
                                          the board. Vote FOR proposals to
                                          repeal classified boards and to
                                          elect all directors annually.

The following factors should be considered:

     1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING

Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals that
                                          permit cumulative voting.

The following factors should be considered:

     1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

     2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

     3.   Cumulative voting can allow a minority to have representation.

     4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING


Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals to restrict
                                          or prohibit shareholder ability to
                                          call special meetings.

                                          Vote FOR proposals that remove
                                          restrictions on the right of
                                          shareholders to act independently of
                                          management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD


Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.

Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.

VOTE RECOMMENDATIONS

                                          Vote FOR proposal which seek to fix
                                          the size of the board.

                                          Vote AGAINST proposals which
                                          give management the ability to alter
                                          the  size of the board without
                                          shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING

Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.

VOTE RECOMMENDATIONS

                                          Vote FOR shareholder proposals
                                          requesting that corporations adopt
                                          confidential voting.

                                          Vote FOR management proposals to
                                          adopt confidential voting.

The following factors should be considered:

     1. Some shareholders elect to have the board not know how they voted on certain issues.

     2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

     3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES

These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals to
                                          establish a shareholder advisory
                                          committee.

The following factors should be considered:

     1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

     2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS

These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).

VOTE RECOMMENDATION

                                          Vote FOR proposals that concern
                                          foreign companies incorporated
                                          outside of the United States.

The following factors should be considered:

     1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

     2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST


This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.

Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.

VOTE RECOMMENDATION

                                          Vote AGAINST these proposals
                                          which a request a list of employees
                                          having been employed by the
                                          government.

The following factors should be considered:

     1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

     2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

     3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES
                               (CERES PRINCIPLES)

CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship. Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals requesting
                                          that companies sign the CERES
                                          Principles.

The following factors should be considered:

     1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND
                              (MACBRIDE PRINCIPLES)


It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.

In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.

VOTE RECOMMENDATION

                                          REFRAIN from voting on proposals that
                                          request companies to adopt the
                                          MacBride Principles.

The following factors should be considered:

     1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

     2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND
                      INTERNATIONAL OPERATIONS AND POLICIES

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries.

The Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.

VOTE RECOMMENDATION

                                          ABSTAIN from providing a vote
                                          recommendation on proposals
                                          regarding the Maquiladora Standards
                                          and international operating policies.

The following factors should be considered:

     1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

     2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY
                               AND DISCRIMINATION

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.

VOTE RECOMMENDATION

                                          REFRAIN from voting on any
                                          proposals regarding equal
                                          employment opportunities and
                                          discrimination.

The following factors should be considered:

     1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS

A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.

VOTE RECOMMENDATION

                                          REFRAIN from making vote
                                          recommendations on proposals
                                          regarding animal rights.

The following factors should be considered:

     1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

     2. We also feel that this issue is already subject to significant state and federal regulation.

                                    CHAPTER 8

                                     CAPITAL
                                    STRUCTURE

                           COMMON STOCK AUTHORIZATION

The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.

However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.

VOTE RECOMMENDATION

                                          Vote CASE-BY-CASE on proposals
                                          increase the number of shares of
                                          common stock authorized for issue.

                                          Vote AGAINST proposed common
                                          share authorization that increase
                                          existing authorization by more then
                                          100 percent unless is presented by the
                                          company.

The following factors should be considered:

     1. Is this company going to make frequent business acquisitions over a period of time?

     2.   Is the company expanding its operations?

     3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK

The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.

Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals
                                          authorizing the creation of new
                                          classes of preferred stock with
                                          unspecified voting, conversion,
                                          dividend distribution, and other
                                          rights.

The following factors should be considered:

     1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS

These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals seeking
                                          preemptive rights.

The following factors should be considered:

     1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

     2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS

STOCK SPLITS

The corporation requests authorization for a stock split.

VOTE RECOMMENDATION                       Vote FOR management proposal to
                                          authorize stock splits unless the
                                          split will result in an increase of
                                          authorized but unissued shares of more
                                          than 100% after giving effect to the
                                          shares needed for the split.

REVERSE STOCK SPLITS

VOTE RECOMMENDATION

                                          Vote FOR management proposal to
                                          authorize reverse stock split unless
                                          the reverse stock split results in an
                                          increase of authorized but unissued
                                          shares of more than 100% after giving
                                          effect to the shares needed for the
                                          reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.

The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.


VOTE RECOMMENDATION

                                          Vote FOR management proposals to
                                          reduce the par value of common stock.

The following factors should be considered:

     1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

     2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

VOTE RECOMMENDATION

                                          It is our policy to vote CASE-BY-CASE
                                          on debt restructuring

The following factors should be considered:

     1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

     2. Change in Control - Will the transaction result in a change of control of the company?

     3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION

Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.

VOTE RECOMMENDATION

                                          Vote on a CASE-BY-CASE basis for
                                          director compensation.

The following factors should be considered:

     1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY

Shareholder compensation proposals that set limits or reduce executive compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.

VOTE RECOMMENDATION

                                          Vote on a CASE-BY-CASE basis

The following factors should be considered:

     1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.


VOTE RECOMMENDATION

                                          Vote FOR proposals to adopt share-
                                          based compensation plans when the
                                          following items are involved:

     1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

     2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

     3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                          Vote AGAINST proposals adopting
                                          share based compensation plans when
                                          the following items are involved:

     1.   Re-load options (new options issued for any exercised).

     2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING

Shareholder proposal to expense options.

VOTE RECOMMENDATION

                                          It is our policy to vote FOR
                                          proposals to expense options

                                GOLDEN PARACHUTES

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.

VOTE RECOMMENDATION

                                          Vote FOR proposals which seek to
                                          limit additional compensation
                                          payments.

                                          Vote FOR shareholder proposals to
                                          have golden parachutes submitted for
                                          shareholder ratification.

The following factors should be considered:

          1. The stability of management may be affected by an attempted acquisition of the corporation.

          2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES

Based on the foregoing information:

VOTE RECOMMENDATION

                                          We are FOR this proposal, which
                                          essentially bans golden parachutes,
                                          because we feel management's
                                          compensation should be solely based
                                          on real-time contributions to the
                                          corporation while they are serving it.
                                          Deferred current compensation is
                                          viewed differently than future,
                                          contingent compensation for current
                                          services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION

We believe that directors should only be compensated while serving the company.

VOTE RECOMMENDATIONS

                                          Vote AGAINST proposals establishing
                                          outside directors' retirement
                                          compensation.

                                          Vote FOR proposals that revoke outside
                                          directors' retirement compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.

VOTE RECOMMENDATION

                                          Vote AGAINST proposals which
                                          request the board to seek shareholder
                                          approval before committing to an
                                          acquisition.

The following factors should be considered:

     1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

     2.   Conforming to these requirements can be expensive.

     3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

     4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.

VOTE RECOMMENDATION

                                          Vote on a CASE-BY-CASE basis for
                                          these proposals.

The following factors should be considered:

     1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

     2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

     3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

     4. Shareholders should have the final say on whether the company should be merged or acquired.

CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY CASE basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

     1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Fahnestock & Co. Inc., an affiliate of the Advisers.

     2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

     3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:

     1. Routine proxy proposals are presumed not to involve a material conflict of interest.

     2. Non-routine proxy proposals-Proxy proposals that are "non- routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D

     3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

          a)   Obtain instructions from the client on how to vote.

          b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.

          c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibility Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

GOVERNANCE COMMITTEE

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: Chief Executive Officer, the Chief Legal Officer and the Chief Compliance Officer of the Advisers.

PROXY MANAGERS

The Proxy Manager for the Advisers is the internal portfolio manager(s). The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

    Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S domestic market. Issues in voting foreign proxies include the following:

     1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

     2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.

     3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

     4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING

The Advisers will maintain the following records:

     1.   Copies of these policies

     2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

     3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

     4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

     5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A

ADVISOR                           CLIENT                                        POLICY
-------                           ------                                        ------

Advantage Advisers                Advantage Advisers                            This policy is applicable.
 Management, LLC.                 Alyeska Fund, LLC.
                                  is a registered fund of funds

                                  Advantage Advisers                            Alkeon Capital
                                  Technology Partners, LLC.                     Management proxy
                                  The portfolio manger is Alkeon                policy, attached hereto as
                                  Capital Management, L.L.C.                    Exhibit A, is applicable.

                                  Advantage Advisers Stratigos                  Alkeon Capital
                                  Fund, LLC. The portfolio manger is            Management proxy policy
                                  Is Alkeon Capital Management                  is applicable.

                                  Advantage Advisers Xanthus                    Alkeon Capital
                                  Fund, LLC. The portfolio manager is           Management proxy
                                  Alkeon Capital Management                     policy is applicable.

                                  Advantage Advisers Sawgrass Fund,             CWH Associates Inc.
                                  LLC. The portfolio manager is CWH             proxy policy, attached
                                  Associates, Inc.                              hereto as Exhibit B, is
                                                                                applicable.

                                  Advantage Advisers Wynstone                   KBW Asset Management
                                  Fund, LLC. The portfolio manager              Inc. proxy policy, attached
                                  is KBW Asset Management Inc.                  hereto as Exhibit C, is
                                                                                applicable.

                                  Advantage Advisers Whistler Fund,             This policy is applicable.
                                  LLC. is a registered fund of funds

                                  Mercantile Long-Short Manager Fund,           This policy is applicable.
                                  LLC. Advantage Advisers Management LLC. acts
                                  as subadvisor to this fund.

Advantage Advisers                Advantage Advisers Alyeska Int'l Ltd.         This policy is applicable.
Multi Manager, LLC.

                                  Advantage Advisers Catalyst Int'l, Ltd.       Ridgecrest Investment
                                  Ridgecrest Investment Management,             Management LLC proxy
                                  LLC acts as portfolio manager.                policy, attached hereto as
                                                                                Exhibit D, is applicable.

                                  Advantage Advisers Deauville Europe
                                  Fund, Ltd. is a fund of funds.                This policy is applicable.


                                  Advantage Advisers Deauville                  This policy is applicable.
                                  Europe Master Fund, Ltd. is a fund of funds.

                                  Advantage Advisers Deauville Europe
                                  Fund, LLC is a fund of funds.                 This policy is applicable.

ADVISOR                           CLIENT                                        POLICY
-------                           ------                                        ------

                                  Advantage Advisers Sawgrass                   CWH Associates Inc,
                                  International, Ltd.  CWH Associates,          proxy policy, attached
                                  Inc. acts as portfolio manager.               hereto as Exhibit E, is
                                                                                applicable.

                                  Advantage Advisers Technology                 Alkeon Capital
                                  International, Ltd. Alkeon Capital            Management proxy
                                  Management acts as subadvisor                 policy, attached hereto as
                                                                                Exhibit A, as applicable.

                                  Advantage Advisers Whistler                   This policy is applicable.
                                  International, Ltd.  is a fund of funds.

Advantage Advisors                General partner to Advantage Advisers         This policy is applicable.
Private Equity Management,        Private Equity Partners, L.P. ("COPEP").
LLC

Oppenheimer Catalyst              General Partner and investment adviser        Ridgecrest Investment
Management L.P.                   to Advantage Adviser Catalyst                 Management LLC's
                                  Partners, LP. Ridgecrest Investment           proxy policies, attached
                                  Management LLC. personnel act as              hereto as Exhibit D, are
                                  portfolio manager.                            applicable.

Oppenheimer Emerging              This adviser has no clients and is inactive.  To the extent this adviser
Emerging Markets                                                                has clients in the future
Management, LLP                                                                 this policy will be
                                                                                applicable.

Oppenheimer Value Partners, LP    This adviser has no clients and is inactive.  To the extent this adviser has clients in the future
                                                                                this policy will be
                                                                                applicable.

Oppenheimer Horizon               Managing member of Oppenheimer                The proxy policies of
Management, LP                    Horizon Management, LLC, which is the         Contrarian Capital
                                  General Partner of Oppenheimer Horizon        Management LLC,
                                  Partners, LP. is closed to new investors      attached hereto as Exhibit
                                  and is in the process of being liquidated.    G, are applicable.
                                  The portfolio manager for Oppenheimer
                                  Horizon Partners, LP is Contrarian Capital
                                  Management, LLC.

ADVISOR                           CLIENT                                        POLICY
-------                           ------                                        ------

Oppenheimer                       General Partner and investment                The proxy policies
Institutional Horizon             adviser to Oppenheimer                        of Contrarian Capital
Management, LP                    Institutional Horizon Partners, LP,           Management LLC,
                                  an unregistered fund in the process           attached hereto as
                                  of being liquidated. Contrarian               Exhibit G, are
                                  Capital Management LLC is the                 applicable.
                                  portfolio manager for Oppenheimer
                                  Institutional Horizon Partners, LP.

Advantage Advisers                Investment adviser of Advantage               The proxy policies of
Augusta Management, LLC           Advisers Augusta Fund, LLC.  Ardsley          Ardsley advisory Partners,
                                  Advisory Partners personnel act as portfolio  attached hereto as Exhibit
                                  manager.                                      H, are applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  (A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         The information provided below is as of the date this Form is filed.

         Patrick Kane, a Senior Managing Director at Oppenheimer Asset Management Inc. ("OAM"), has been primarily responsible for the day-to-day management of the registrant's portfolio since September 2004. Mr. Kane joined OAM as a hedge fund due diligence analyst in June 2003 and was promoted to Managing Director in 2004. Prior to joining OAM, he was a due diligence hedge fund analyst with CIBC World Markets Corp (which sold its hedge fund business to Oppenheimer & Co Inc in 2003) from 2001 to 2003. Mr. Kane is assisted with the management of the registrant's portfolio by the Hedge Fund Investment Committee which includes, in addition to Mr. Kane, Tom Robinson, the President of OAM, and David Fierer, Senior Director of OAM.

         Prior to joining OAM in April 2003, Tom Robinson was Chief Investment Officer of Oppenheimer Investment Advisers, a division of CIBC World Markets Corp since August 2001. Previously, he was a Senior Portfolio Manager and Chief International Economist at Merrill Lynch. Mr. Robinson has served on the Hedge Fund Investment Committee since 2004.

         David Fierer, a Senior Director at OAM, became a member of the Hedge Fund Investment Committee in March 2010. He joined OAM in June 2003 and prior thereto was with CIBC World Markets Corp since 2000.

  (A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBER

         The information provided below is as of March 31, 2010.



            -------------------------------------------------------------------------------------------------------------
                                                                                                          Total Assets
                                                                                       No. of Accounts     in Accounts
            Name of Portfolio                           Total                          where Advisory    where Advisory
               Manager or           Type of         No. of Accounts        Total       Fee is Based on    Fee is Based
               Team Member         Accounts            Managed            Assets         Performance     on Performance
               -----------         --------            -------            ------         -----------     --------------
            -------------------------------------------------------------------------------------------------------------
            Patrick Kane        Registered                  1           $ 23,648,273          1           $ 23,648,273
                                Investment
                                Companies:
            -------------------------------------------------------------------------------------------------------------
                                Other Pooled               10           $280,634,384          9           $260,634,384
                                Investment
                                Vehicles:
            -------------------------------------------------------------------------------------------------------------
                                Other Accounts:             0                $0               0                $0
            -------------------------------------------------------------------------------------------------------------
            Tom Robinson        Registered                  1           $ 23,648,273          1           $ 23,648,273
                                Investment
                                Companies:
            -------------------------------------------------------------------------------------------------------------
                               Other Pooled                 1           $ 28,616,653          1           $ 28,616,653
                                Investment
                                Vehicles:
            -------------------------------------------------------------------------------------------------------------
                              Other Accounts:               0                $0               0                $0
            -------------------------------------------------------------------------------------------------------------
            David Fierer        Registered                  1           $ 23,648,273          1           $ 23,648,273
                                Investment
                                Companies:
            -------------------------------------------------------------------------------------------------------------
                                Other Pooled                1           $ 28,616,653          1           $ 28,616,653
                                Investment
                                Vehicles:
            -------------------------------------------------------------------------------------------------------------
                                Other Accounts:             0                $0               0                $0
            -------------------------------------------------------------------------------------------------------------


         POTENTIAL CONFLICTS OF INTERESTS

         The members of the Hedge Fund Investment Committee and their affiliates also provide investment services to other pooled investment vehicles (the "Other Accounts"). Other Accounts may have investment objectives that are similar to, or overlap to a greater or lesser extent, with those of the registrant. Certain investments may be appropriate for the registrant as well as appropriate investments for such Other Accounts. Nonetheless, for various reasons the members of the Hedge Fund Investment Committee may give advice and recommend fund interests to Other Accounts which may differ from advice given to, or fund interests recommended or bought for, the registrant, even though their investment objectives may be the same or similar to those of the registrant.

         The members of the Hedge Fund Investment Committee will devote as much of their time to the activities of the registrant as they deem necessary and appropriate; however, the registrant's adviser is not restricted from forming additional Other Accounts, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the registrant and/or may involve substantial time and resources of the members of the Hedge Fund Investment Committee and the registrant's adviser. Several of such other relationships currently exist. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Hedge Fund Investment Committee and the registrant's adviser will not be devoted exclusively to the business of the registrant.

         If it is determined by the members of the Hedge Fund Investment Committee that it would be appropriate for the registrant and one or more Other Accounts managed by the registrant's adviser or an affiliate to participate in an investment opportunity, the registrant's adviser and its affiliates will seek to execute orders for the registrant and the Other Accounts. There may be potential conflicts of interest where a purchase or redemption in a particular fund is limited as to amount and the Other Accounts managed by the registrant's adviser or an affiliate want to invest or redeem interests in the same underlying fund. In cases where the full amount of an intended purchase or redemption cannot be made, the registrant's adviser will make allocations on an equitable basis, taking into account such factors as the relative amounts of capital available for new investments and the investment programs and portfolio positions of the registrant and the Other Accounts for which participation is appropriate.

  (A)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

         The information provided below is as of March 31, 2010.

         The members of the Hedge Fund Investment Committee receive a base salary and a discretionary bonus based on the overall performance of OAM for a given year. Portfolio Manager compensation is not tied directly to the performance of the registrant or the performance of other accounts.

  (A)(4) DISCLOSURE OF SECURITIES OWNERSHIP

         The information is provided as of the most recently completed fiscal year.


                      Name of Portfolio         Dollar ($) Range of Fund
                         Manager or                Shares Beneficially
                         Team Member                     Owned
                         -----------                     -----

                       Patrick Kane                $100,001 - $500,000

                       Tom Robinson                $100,001 - $500,000

                       David Fierer                        $0

     (B) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

     (b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
                 --------------------------------------------

By (Signature and Title)*  /s/ Bryan Mckigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date        June 4, 2010
         --------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan Mckigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date        June 4, 2010
         ---------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date        June 4, 2010
         ---------------------


* Print the name and title of each signing officer under his or her signature.